Structured Entities	12 Months Ended
Oct. 31, 2019
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Structured Entities
Note 7: Structured Entities
We enter into certain transactions in the ordinary course of business which involve the establishment of SEs to facilitate or secure customer transactions and to obtain alternate sources of funding. We are required to consolidate an SE if we control the entity. We control an SE when we have power over the SE, exposure to variable returns as a result of our involvement, and the ability to exercise power to affect the amount of our returns.
In assessing whether we control an SE, we consider the entire arrangement to determine the purpose and design of the SE, the nature of any rights held through contractual arrangements, and whether we are acting as principal or agent.
We perform a reassessment of consolidation if facts and circumstances indicate that there have been changes to one or more of the elements of control over the SE. Information regarding our basis of consolidation is included in Note 1.
Consolidated Structured Entities
Bank Securitization Vehicles
We use securitization vehicles to securitize our Canadian credit card loans, Canadian real estate lines of credit, Canadian auto loans and equipment loans in order to obtain alternate sources of funding. The structure of these vehicles limits the activities they can undertake and the types of assets they can hold, and the vehicles have limited decision-making authority. The vehicles issue term asset-backed securities to fund their activities. We control and consolidate these vehicles, as we have the key decision-making powers necessary to obtain the majority of the benefits of their activities.
The following table presents the carrying amounts and fair values of transferred assets that did not qualify for derecognition and the associated liabilities issued by our bank securitization vehicles:

(Canadian $ in millions)		2019		2018
	Carrying amount (1)	Fair value	Carrying amount (1)	Fair value
Assets
Credit cards	7,747	7,747	7,246	7,246
Consumer instalment and other personal (2)	5,872	5,876	6,827	6,799
Business and government	716	721	–	–
Total	14,335	14,344	14,073	14,045
Associated liabilities (3)	10,166	10,209	8,179	8,134

(1)	Carrying amount of loans is net of allowance.
(2)	Includes Canadian real estate lines of credit and Canadian auto loans.
(3)	Associated liabilities are recognized in Securitization and structured entities’ liabilities in our Consolidated Balance Sheet.
U.S. Customer Securitization Vehicle
We sponsor one customer securitization vehicle (also referred to as a bank-sponsored multi-seller conduit) that provides our customers with alternate sources of funding through the securitization of their assets. This vehicle provides clients with access to financing in the asset-backed commercial paper (“ABCP”) markets by allowing them to either sell their assets directly into the vehicle or indirectly by selling an interest in the securitized assets into the vehicle, which then issues ABCP to investors in order to fund the purchases. We do not sell assets to the customer securitization vehicle. We earn fees for providing services related to the securitizations, including liquidity, distribution and financial arrangement fees for supporting the ongoing operations of the vehicle. We have determined that we control and therefore consolidate this vehicle, as we are exposed to its variable returns and we have the key decision-making powers necessary to affect the amount of those returns in our capacity as liquidity provider and servicing agent.
We provide committed liquidity support facilities to this vehicle, which may require that we provide additional financing to the vehicle in the event that certain events occur. The total committed undrawn amount under these facilities at October 31, 2019 was $6,733 million ($7,100 million at October 31, 2018).
Capital and Funding Vehicles
We have a funding vehicle, created under the covered bond program, that was created to guarantee payments due to bondholders on bonds issued by us. We sell assets to this funding vehicle in exchange for an intercompany loan.
We may also use capital vehicles to transfer our credit exposure on certain loan assets. We purchase credit protection against eligible credit events from these vehicles. The vehicles collateralize their obligation through the issuance of guarantee-linked notes. Loan assets are not sold or assigned to the vehicles and remain on our Consolidated Balance Sheet. As at October 31, 2019, $325 million of guarantee-linked notes issued by these vehicles were included in deposits in our Consolidated Balance Sheet ($325 million as
at October 31, 2018).
For those vehicles that purchase assets from us or are designed to pass on our credit risk, we have determined that, based on the rights of the arrangements or through our equity interest, we have significant exposure to the variable returns of the vehicles, and we control and therefore consolidate these vehicles. Additional information related to notes issued by, and assets sold to, these vehicles is provided in Note 13 and Note 24, respectively.

Unconsolidated Structured Entities
The table below presents amounts related to our interests in unconsolidated SEs:

(Canadian $ in millions)		2019		2018
	Capital vehicles	Canadian customer securitization vehicles (1)	Capital vehicles	Canadian customer securitization vehicles (1)
Interests recorded on the balance sheet
Cash and cash equivalents	547	66	118	53
Trading securities	–	8	–	12
FVTPL securities	–	567	–	582
FVOCI securities	–	616	2	242
Trading loans	–	–	7	–
Other	15	–	3	13
	562	1,257	130	902
Deposits	547	66	570	53
Other	9	–	17	–
	556	66	587	53
Exposure to loss (2)	–	7,453	28	7,135

Total assets of the entities	556	4,854	587	5,033

(1)
Securities held that are issued by our Canadian customer securitization vehicles are comprised of asset-backed commercial paper and are classified as trading securities, FVTPL securities and FVOCI securities. All assets held by these vehicles relate to assets in Canada.

(2)	Exposure to loss represents securities held, undrawn liquidity facilities, total committed amounts of the BMO funded vehicle, derivative assets and loans.
Capital Vehicles
We also use capital vehicles to pass our credit risk to security holders of the vehicles. In these situations, we are not exposed to significant default or credit risk. Our remaining exposure to variable returns is less than that of the note holders in these vehicles, who are exposed to our default and credit risk. We are not required to consolidate these vehicles. In 2019, one of our capital vehicles redeemed a note issued by us. Additional information is provided in Note 16.
Canadian Customer Securitization Vehicles
We sponsor customer securitization vehicles (also referred to as bank-sponsored multi-seller conduits) that provide our customers with alternate sources of funding through the securitization of their assets. These vehicles provide clients with access to financing either from BMO or in the ABCP markets by allowing them to either sell their assets directly into the vehicle or indirectly by selling an interest in the securitized assets into the vehicle, which then issues ABCP to either investors or BMO to fund the purchases. We do not sell assets to the customer securitization vehicles. We earn fees for providing services related to the securitizations, including liquidity, distribution and financial arrangement fees for supporting the ongoing operations of the vehicles. We have determined that we do not control these entities, as their key relevant activity, the servicing of program assets, does not reside with us.
We provide liquidity facilities to the market-funded vehicles, which may require that we provide additional financing to the vehicles in the event that certain events occur. The total committed and undrawn amount under these liquidity facilities and any undrawn amounts of the BMO funded vehicle at October 31, 2019 was $6,262 million ($6,286 million at October 31, 2018).
BMO Managed Funds
We have established a number of funds that we also manage. We assess whether or not we control these funds based on the economic interest we have in the funds, including investments in the funds and management fees earned from the funds, and any investors’ rights to remove us as investment manager. Based on our assessment, we have determined that we do not control these funds. Our total interest in unconsolidated BMO managed funds was $1,728 million at October 31, 2019 ($1,612 million in 2018), which is included in securities in our Consolidated Balance Sheet.
Other Structured Entities
We purchase and hold investments in a variety of third-party structured entities, including exchange-traded funds, mutual funds, limited partnerships and investment trusts which are recorded in securities in our Consolidated Balance Sheet. We are considered to have an interest in these investments through our holdings and because we may act as a counterparty in certain derivatives contracts. We are not the investment manager or the sponsor of any of these investments. We are generally a passive investor and do not have power over the key decision-making activities of these investments. Our maximum exposure to loss from our investments is limited to the carrying amounts of our investments and any unutilized commitment we have provided.
Sponsored Structured Entities
We may be deemed to be the sponsor of an SE if we are involved in the design, legal set-up
or its marketing. We may also be deemed to be the sponsor of an SE if market participants would reasonably associate the entity with us. We do not have an interest in SEs that we have sponsored.
Additional information on our compensation trusts is provided in Note 20.